Mortgage loans (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 property loan	Jun. 30, 2013 property loan
Mortgage loans at fair value [Line Items]
Number of real estate properties acquired through foreclosure		33	34
Transfer of mortgage loans to real estate owned	$ 0		$ 4,399,000
Number of mortgage loans liquidated		28	38
Residential mortgage [Member] | Loans receivable [Member]
Mortgage loans at fair value [Line Items]
Due diligence costs		100,000	400,000
Transfer of mortgage loans to real estate owned		4,200,000	4,399,000
Gain on disposition of assets		1,719,000	2,100,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool one [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			94,200,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage loans on real estate, Pool two [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			38,700,000
Residential mortgage [Member] | Loans receivable [Member] | Mortgage Loans on Real Estate, Pool Three [Member]
Mortgage loans at fair value [Line Items]
Loans acquired, aggregate collateral market value			$ 122,100,000